Note 12	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]	Financial assets and liabilities designated at fair value through profit or lossThe breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	2021	2020	2019
ASSETS
Debt securities	7.2.2 / 8.1	1,092	1,117	1,214
LIABILITIES
Customer deposits		809	902	944
Debt certificates issued		3,396	4,531	4,656
Other financial liabilities: Unit-linked products		5,479	4,617	4,410
Total liabilities	8.1	9,683	10,050	10,010
Within “Financial liabilities designated at fair value through profit or loss”, liabilities linked to insurance products where the policyholder bears the risk (unit-link) are recorded. Since the liabilities linked to insurance products in which the policyholder assumes the risk are valued the same way as the assets associated to these insurance products, there is no credit risk component borne by the Group in relation to these liabilities.
In addition, the assets and liabilities are included in these headings to reduce inconsistencies (asymmetries) in the valuation of those operations and those used to manage their risk.